Document and Entity Information	Dec. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2022
Entity Registrant Name	Mediaco Holding Inc.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-39029
Entity Tax Identification Number	84-2427771
Entity Address, Address Line One	395 HUDSON ST, FLOOR 7
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	212
Local Phone Number	229-9797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001784254
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	MDIA
Security Exchange Name	NASDAQ